Loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss attributable to Acorn International, Inc. shareholders from operations—basic and diluted	$ (40,158,654)	$ (44,328,912)	$ (39,895,878)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted	79,226,404	82,690,613	84,115,169
loss per ordinary share:
Basic and diluted	$ (0.51)	$ (0.54)	$ (0.47)